Significant account policies - Amortization methods, useful lives and residual values (Details)	12 Months Ended
Aug. 31, 2023
Intellectual property
Disclosure of detailed information about intangible assets
Estimated useful lives of intangible assets	10 years
Software
Disclosure of detailed information about intangible assets
Estimated useful lives of intangible assets	7 years
Trade name
Disclosure of detailed information about intangible assets
Estimated useful lives of intangible assets	5 years
Backlog
Disclosure of detailed information about intangible assets
Estimated useful lives of intangible assets	3 years
Website
Disclosure of detailed information about intangible assets
Estimated useful lives of intangible assets	5 years